As filed with the Securities and Exchange Commission on March 18, 2016

Securities Act of 1933 Registration No. 333-09341

Investment Company Act of 1940 Registration No. 811-07739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 46 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 48 [X]

(Check appropriate box or boxes)

Harding, Loevner Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

400 Crossing Boulevard, Fourth Floor

Bridgewater, New Jersey 08807

(Address of Principal Executive Offices)

1-877-435-8105

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Owen T. Meacham, Esq. The Northern Trust Company 50 South LaSalle Street, B-7 Chicago, Illinois 60603	Copies to: Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036-6797

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

[X] Immediately upon filing pursuant to paragraph (b)

[   ] On (date) pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] On (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bridgewater, State of New Jersey, on the 18th day of March, 2016.

HARDING, LOEVNER FUNDS, INC.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 46 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*/s/ David R. Loevner	Director	March 18, 2016
David R. Loevner

*/s/ Carolyn Ainslie	Director	March 18, 2016
Carolyn Ainslie

*/s/ Jennifer M. Borggaard	Director	March 18, 2016
Jennifer M. Borggaard

*/s/ William E. Chapman, III	Director	March 18, 2016
William E. Chapman, III

*/s/ Samuel R. Karetsky	Director	March 18, 2016
Samuel R. Karetsky

*/s/ R. Kelly Doherty	Director	March 18, 2016
R. Kelly Doherty

*/s/ Charles Freeman	Director	March 18, 2016
Charles Freeman

*/s/ Eric Rakowski	Director	March 18, 2016
Eric Rakowski

/s/ Richard T. Reiter	President	March 18, 2016
Richard T. Reiter

/s/ Charles S. Todd	Chief Financial Officer and Treasurer	March 18, 2016
Charles S. Todd

/s/ Owen T. Meacham
Owen T. Meacham
* Attorney-in-Fact
Dated: March 18, 2016

* As Attorney-in-Fact pursuant to Powers of Attorney (previously filed in Post- Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A).

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	Ex-101.PRE